Disclosure - Security Deposits and Maintenance Reserves - Breakdown of security deposits and maintenance reserves (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of security deposits and maintenance reserves [Line Items]
Security deposits and maintenance reserves	R$ 2,539,561	R$ 1,964,419	R$ 1,554,042
Provision for loss	446,342	459,643
Security deposits and maintenance reserves excluding impairment loss [Member]
Disclosure of security deposits and maintenance reserves [Line Items]
Security deposits and maintenance reserves	2,985,903	2,424,062
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Security deposits and maintenance reserves	374,960	319,530	232,396
Security deposits | Security deposits and maintenance reserves excluding impairment loss [Member]
Disclosure of security deposits and maintenance reserves [Line Items]
Security deposits and maintenance reserves	374,960	319,530
Maintenance reserve deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Security deposits and maintenance reserves	2,164,601	1,644,889	R$ 1,321,646
Maintenance reserve deposits | Security deposits and maintenance reserves excluding impairment loss [Member]
Disclosure of security deposits and maintenance reserves [Line Items]
Security deposits and maintenance reserves	R$ 2,610,943	R$ 2,104,532